CURRENT ASSETS (Narrative) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Provision for retrun sum	₪ 3,394	₪ 2,273
Average credit period on sales of goods	92 days
Total trade receivables balance	₪ 133,039	98,017
Percentage of debt group exceeds trade receivables balance	10.00%
Net of impairment provision for inventory	₪ 2,743	1,681
Interest income from loans granted to others	₪ 930
Bottom of range [Member]
Disclosure of financial assets [line items]
Interest rate	5.00%
Top of range [Member]
Disclosure of financial assets [line items]
Interest rate	8.00%
Customer [Member]
Disclosure of financial assets [line items]
Total trade receivables balance	₪ 14,142	₪ 10,271